PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .6%
514,057  Vanguard FTSE
Developed Markets
ETF
$ 25,790,240
5 .6
155,306  Vanguard Long-Term
Treasury ETF
9,200,327
2 .0
Total Exchange-Traded
Funds
(Cost $28,302,785)
34,990,567
7 .6
MUTUAL FUNDS : 92 .4%
Affiliated Investment Companies : 92 .4%
1,325,205  Voya High Yield Bond
Fund - Class R6
9,117,411
2 .0
1,557,826  Voya Intermediate
Bond Fund - Class R6
13,521,926
2 .9
2,978,723  Voya Large Cap Value
Portfolio - Class R6
18,855,319
4 .1
2,301,065  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
23,125,706
5 .0
4,001,189  Voya Multi-Manager
International Equity
Fund - Class I
41,492,332
8 .9
4,345,072  Voya Multi-Manager
International Factors
Fund - Class I
41,582,340
9 .0
1,141,078  Voya Multi-Manager
Mid Cap Value Fund
- Class I
11,855,802
2 .5
258,335  Voya Russell Large
Cap Growth Index
- Class I
18,336,636
3 .9
160,320
(1)
Voya Small Cap
Growth Fund - Class
R6
7,001,194
1 .5
766,274  Voya Small Company
Fund - Class R6
11,662,688
2 .5
8,040,334  Voya U.S. Stock Index
Portfolio - Class I
158,072,961
34 .1
645,464  VY
®
Invesco Comstock
Portfolio - Class I
14,219,567
3 .1
1,249,419  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
34,309,052
7 .4
1,002,384  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
11,547,463
2 .5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
144,434  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 13,813,705
3 .0
Total Mutual Funds
(Cost $389,353,412)
428,514,102
92 .4
Total Long-Term
Investments
(Cost $417,656,197)
463,504,669
100 .0
Total Investments in
Securities
(Cost $417,656,197) $ 463,504,669 100 .0
Assets in Excess of
Other Liabilities 136,707 0.0
Net Assets $ 463,641,376 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 34,990,567 $ — $ — $ 34,990,567
Mutual Funds 428,514,102 — — 428,514,102
Total Investments, at fair value $ 463,504,669 $ — $ — $ 463,504,669
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 9,018,224 $ 673,431 $ (517,710) $ (56,534) $ 9,117,411 $ 154,295 $ 17,678 $ —
Voya Intermediate Bond Fund -
Class R6
13,088,001 1,940,092 (1,354,949) (151,218) 13,521,926 150,488 (16,479) —
Voya Large Cap Value Portfolio -
Class R6
19,427,051 158,495 (5,824,652) 5,094,425 18,855,319 — (3,327,715) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
27,317,180 202,306 (7,638,521) 3,244,741 23,125,706 — (2,531,768) —
Voya Multi-Manager International
Equity Fund - Class I
40,332,405 2,647,356 (4,490,020) 3,002,591 41,492,332 — (1,322,932) —
Voya Multi-Manager International
Factors Fund - Class I
40,610,833 2,043,665 (3,858,214) 2,786,056 41,582,340 — (734,492) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
11,206,010 309,147 (831,659) 1,172,304 11,855,802 — (139,496) —
Voya Russell Large Cap Growth
Index - Class I
17,424,702 1,095,096 (1,510,852) 1,327,690 18,336,636 — 532,789 —
Voya Small Cap Growth Fund -
Class R6
6,934,933 57,305 (561,336) 570,292 7,001,194 — 82,778 —
Voya Small Company Fund - Class
R6
11,482,344 691,104 (631,259) 120,499 11,662,688 — 37,976 —
Voya U.S. Stock Index Portfolio -
Class I
148,191,282 4,849,926 (10,896,319) 15,928,072 158,072,961 — (986,430) —
VY
®
Invesco Comstock Portfolio -
Class I
13,650,236 218,451 (827,737) 1,178,617 14,219,567 — 28,186 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
33,769,650 863,166 (2,270,802) 1,947,038 34,309,052 — (263,096) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
11,198,906 215,421 (1,606,697) 1,739,833 11,547,463 — (553,879) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
16,160,382 125,971 (4,552,385) 2,079,737 13,813,705 — (289,096) —
$ 419,812,139 $ 16,090,932 $ (47,373,112) $ 39,984,143 $ 428,514,102 $ 304,783 $ (9,465,976) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution 2045 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 48,722,294
Gross Unrealized Depreciation (2,873,822)
Net Unrealized Appreciation $ 45,848,472